Document and Entity Information	Nov. 13, 2026
Cover [Abstract]
Amendment Flag	false
Entity Central Index Key	0001745648
Document Type	8-K
Document Period End Date	Nov. 13, 2026
Entity Registrant Name	APNIMED, INC.
Entity Incorporation State Country Code	DE
Entity File Number	001-43422
Entity Tax Identification Number	82-1910611
Entity Address, Address Line One	39 John F. Kennedy Street
Entity Address, Address Line Two	4th Floor
Entity Address, City or Town	Cambridge
Entity Address, State or Province	MA
Entity Address, Postal Zip Code	02138
City Area Code	617
Local Phone Number	500-8880
Entity Information, Former Legal or Registered Name	Not Applicable
Written Communications	false
Soliciting Material	false
Pre Commencement Tender Offer	false
Pre Commencement Issuer Tender Offer	false
Title of 12(b) Security	Common Stock, $0.00001 par value per share
Trading Symbol	APMD
Security Exchange Name	NASDAQ
Entity Emerging Growth Company	true
Entity Ex Transition Period	false